Note 11 - Options (Details 2) - $ / shares	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding (in Shares)	5,828,112
Weighted average exercise price per share	$ 3.20
Number exercisable (in Shares)	5,221,059	4,396,610	3,812,930
Weighted average exercise price per share	$ 3.30	$ 3.49	$ 4.01
Weighted average grant date fair value	1.79	$ 1.96	$ 2.35
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, upper limit	$ 2.50
Number outstanding (in Shares)	1,251,000
Weighted average exercise price per share	$ 1.43
Weighted average remaining contract life (years)	3 years 11 months 5 days
Weighted average grant date fair value	$ .99
Number exercisable (in Shares)	920,341
Weighted average exercise price per share	$ 1.49
Weighted average grant date fair value	1.07
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	2.51
Exercise price range, upper limit	$ 5.00
Number outstanding (in Shares)	4,560,835
Weighted average exercise price per share	$ 3.50
Weighted average remaining contract life (years)	1 year 9 months 22 days
Weighted average grant date fair value	$ 1.84
Number exercisable (in Shares)	4,284,441
Weighted average exercise price per share	$ 3.49
Weighted average grant date fair value	1.86
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	5.01
Exercise price range, upper limit	$ 10.00
Number outstanding (in Shares)	0
Weighted average exercise price per share	$ 0.00
Weighted average grant date fair value	$ 0.00
Number exercisable (in Shares)	0
Weighted average exercise price per share	$ 0.00
Weighted average grant date fair value	0.00
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower limit	10.01
Exercise price range, upper limit	$ 100.00
Number outstanding (in Shares)	16,277
Weighted average exercise price per share	$ 29.11
Weighted average remaining contract life (years)	2 months 16 days
Weighted average grant date fair value	$ 22.89
Number exercisable (in Shares)	16,277
Weighted average exercise price per share	$ 29.11
Weighted average grant date fair value	$ 22.89